SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 12:- SHAREHOLDERS' EQUITY

a.	Pertinent rights and privileges conferred by Ordinary shares:

The Ordinary shares of the Company are listed on the NASDAQ Global Market and until November 30, 2012, were listed on the Tel-Aviv Stock Exchange. The Ordinary shares confer upon their holders the right to receive notice to participate and vote in the general meetings of the Company and the right to receive dividends, if declared.

b.	Issued and outstanding share capital: 15,819,822 shares at December 31, 2011 and 16,098,022 shares at December 31, 2012.

On August 20, 2011, the Company completed rights offering of 5,273,274 of its Ordinary shares at a price per share of $3.03, receiving net proceeds of $16,000.

On June 17, 2011, the Company completed a private placement of 150,000 of its Ordinary shares to Ki Corporation at an initial price per share of $3.04, which was equal to the closing price of its Ordinary shares on the NASDAQ Global Market on June 16, 2011. On June 29, 2011, the record date of the rights offering, the price per share paid by Ki Corporation was adjusted to $3.05, which was the closing price of the ordinary shares on the NASDAQ Global Market on the date prior to the record date of the rights offering.

c.	Stock Option Plan:

On October 27, 2003, the Company's Board of Directors approved the Company's 2003 Israeli Share Option Plan ("the 2003 Plan"). Under the 2003 Plan, stock options may be periodically granted to employees, directors, officers and consultants of the Company or its subsidiaries in accordance with the decision of the Board of Directors of the Company (or a committee appointed by it). The Board of Directors also has the authority to determine the vesting schedule and exercise price of options granted under the 2003 Plan.

The 2003 Plan is effective for ten years and will terminate in October 2013. Any options that are cancelled or forfeited before expiration become available for future grant.

In May 2008, the Board of Directors approved an amendment to the 2003 Plan, which was approved by the shareholders in August 2008, which increased the number of Ordinary shares available for issuance under the 2003 Plan by an additional 1,000,000 shares and the termination of the 2003 Plan was extended from October 2013 to October 2018.

On June 23, 2010, the Company's Annual General Meeting approved the Company's 2010 Israeli Share Option Plan, or the 2010 Plan, which authorizes the grant of options to employees, officers, directors and consultants of the Company and its subsidiaries. The ordinary shares that remain available for futures option grants under the 2003 Plan as of the date of the adoption of the 2010 Plan and any ordinary shares that become available in the future under the 2003 Plan as a result of expiration, cancellation or relinquishment of any option currently outstanding under the 2003 Plan will be rolled over to the 2010 Plan. Following the adoption of the 2010 Plan, no additional options will be granted under the 2003 Plan. The 2010 Plan has a term of ten years.

As of December 31, 2012, 558,543 Ordinary shares were available for future option grants.

A summary of employee option activity under the Company's stock option plans as of December 31, 2012 and changes during the year ended December 31, 2012 are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual life (in months)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2012	1,108,000	$5.28	36.2	81
Granted	85,000	$5.14	52.03	-
Exercised	(278,200)	$4.01
Forfeited	(132,968)	$7.06

Outstanding at December 31, 2012	781,832	$5.42	30.18	122

Vested and expected to vest at December 31, 2012	781,832	$5.42	30.18	122

Exercisable at December 31, 2012	644,832	$5.59	25.7	107

The weighted-average grant-date fair value of options granted during the year ended December 31, 2012 was $2.18. No options were granted during the years ended December 31, 2010 and 2011. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of the fourth quarter of fiscal 2012 and the exercise price, multiplied by the number of in-the-money options). This amount changes, based on the fair market value of the Company's stock. The total intrinsic value of options exercised for the year ended December 31, 2012 was $455, as none of the options were exercised in the aforementioned period. As of December 31, 2012, there were approximately $122 of unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Company's stock option plans and $0 related to option granted to related parties (see Note 16d). This cost is expected to be recognized over a period of 2.5 years.

The options outstanding as of December 31, 2012 are follows:

Options outstanding as of December 31, 2012	Exercise price	Weighted average remaining contractual life	Options exercisable as of December 31, 2012
		(In months)

300,000	$7.59	16.67	300,000
98,000	$4.09	21.83	73,500
83,332	$4.35	38.57	83,332
182,500	$3.53	37.70	155,000
33,000	$3.48	35.23	33,000
85,000	$5.14	52.03	-

781,832		30.18	644,832

d.	Dividends:

Dividends, if any, will be declared and paid in U.S. dollars. Dividends paid to shareholders in Israel will be converted into NIS on the basis of the exchange rate prevailing at the date of payment. The Company has determined that it will not distribute dividends out of tax-exempt profits.